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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2004

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

/s/ Deborah Carlson    Wellesley, Massachusetts    January 26, 2005
-------------------    ------------------------    ----------------
     [Signature]            [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          29

Form 13F Information Table Value Total:          $1,125 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                      DEBORAH CARLSON - DECEMBER 31, 2004

                          FORM 13F INFORMATION TABLE

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


       COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
    Name of Issuer     Title of Class     CUSIP       Value      Shrs or    Sh/ Put/    Investment    Other       Voting Authority
                                                     (X $1000)    Prn Amt    Prn Call   Discretion   Managers   Sole  Shared  None
Amer Int'l Group           Common        026874107       20          300        SH         Sole                   300   0       0
Beverly National           Common        088115100       57        2,100        SH         Sole                 2,100   0       0
BP PLC Spon ADR            Common        055622104       29          500        SH         Sole                   500   0       0
Bristol Meyers             Common        110122108       13          500        SH         Sole                   500   0       0
Centerpoint                Common        15189T107       11        1,000        SH         Sole                 1,000   0       0
Cinergy Corp.              Common        172474108       62        1,500        SH         Sole                 1,500   0       0
CVS Corp.                  Common        126650100       32          700        SH         Sole                   700   0       0
Dow                        Common        260543103       50        1,000        SH         Sole                 1,000   0       0
Duff Phelps                Common        26432K108       44        3,000        SH         Sole                 3,000   0       0
Duke Energy                Common        264399106       16          641        SH         Sole                   641   0       0
Energy East Corp.          Common        29266M109      107        4,000        SH         Sole                 4,000   0       0
Energy East Corp. Tr.   Preferred        9267G200        54        2,000        SH         Sole                 2,000   0       0
General Electric           Common        369604103       18          500        SH         Sole                   500   0       0
Great Plains               Common        391164100       91        3,000        SH         Sole                 3,000   0       0
HSBC Holdings              Common        404280406       34          400        SH         Sole                   400   0       0
IBM                        Common        459200101       30          300        SH         Sole                   300   0       0
Johnson & Johnson          Common        478160104       32          500        SH         Sole                   500   0       0
JP Morgan Chase            Common        46625H100       39        1,000        SH         Sole                 1,000   0       0
Key Corp.                  Common        493267108       17          500        SH         Sole                   500   0       0
Marsh & McLennon           Common        571748102       13          400        SH         Sole                   400   0       0
Microsoft                  Common        594918104       21          800        SH         Sole                   800   0       0
New Plan Excel             Common        648053106       54        2,000        SH         Sole                 2,000   0       0
Petroleo                   Common        71654V408       32          800        SH         Sole                   800   0       0
Proctor & Gamble           Common        742718109       33          600        SH         Sole                   600   0       0
Royal Dutch ADR            Common        780257804       57        1,000        SH         Sole                 1,000   0       0
Stanley Works              Common        854616109       49        1,000        SH         Sole                 1,000   0       0
Teco Energy                Common        872375100       46        3,000        SH         Sole                 3,000   0       0
TransCanada                Common        89353D107       25        1,000        SH         Sole                 1,000   0       0
XL Capital Ltd             Common        G98255105       39          500        SH         Sole                   500   0       0

                                                       1125
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